Convertible notes payable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Convertible notes payable
Convertible notes payable

Note 8 Convertible notes payable

The Company’s outstanding convertible notes payables as of June 30, 2022 and December 31, 2021 are summarized below:

Convertible Notes Payable:	June 30, 2022	December 31, 2021
Issued on May 8, 2020 (8% interest)	$-	$3,000,000
Issued on November 3, 2020 (8% interest)	-	3,888,889
Issued on May 19, 2021 (8% interest)	-	5,610,000
Issued on April 30, 2021 (6% interest)	-	66,400
Total face value	-	12,565,289
Less: unamortized discount	-	(5,389,693)
Total convertible notes payable	$-	$7,175,597

On June 30, 2022 Convertible Notes Payable of Arena Investors LP with a face value of $12,498,889 (net discounted value of $8,205,504) were exchanged for Series D Preferred Stock. See Note 15 Equity for more details.

April 30, 2020 Sutton Global Note $227,525 Face Value

On April 30, 2020, the former CEO converted his payable into a convertible note with a face value of $300,000. The note has a coupon rate of 6% and a maturity date of December 31, 2021. The note is convertible at a rate of $0.0005 per share. Since the note added a conversion option, it resulted in a debt modification requiring the Company to record a loss on modification of debt in the amount of $98,825. On March 25, 2021, Sutton Global Associates converted $149,000 in principal and $12,125 in accrued interest into 644,499 shares of the Company’s common stock. The remaining note balance was subsequently sold to an unrelated party who converted the entire principal and accrued interest balance into 319,950 shares of the company common stock on March 12, 2022.

Interest expense and amortization of debt discount and debt issuance costs for the convertible notes payables is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Interest Expense	$249,978	$198,303	$497,053	$344,770
Amortization of debt discount	4,845,236	920,914	5,391,022	982,788
Amortization of debt issuance costs	-	-	-	7,397
Total	$5,095,214	$1,119,217	$5,888,075	$1,334,955

The accrued interest relating to the convertible notes payable as of June 30, 2022 and December 2021 was $0 and $183,067, respectively.

Note 7 Convertible notes payable

The carrying value of convertible notes payable, net of discount, as of years ended December 31st are summarized below:

Convertible Notes Payable:	2021	2020
Issued on May 8, 2020 (8% interest)	$3,000,000	$3,000,000
Issued on April 30, 2020 (8% interest)	-	227,525
Issued on August 25, 2020 (8% interest)	-	386,667
Issued on August 27, 2020 (8% interest)	-	288,889
Issued on September 14, 2020 (8% interest)	-	49,777
Issued on November 3, 2020 (8% interest)	3,888,889	3,888,889
Issued on May 19, 2021 (8% interest)	5,610,000	-
Issued on April 30, 2021 (6% interest)	66,400	-
Total face value	12,565,289	7,841,747
Less: unamortized discount and debt issue costs	(5,389,692)	(4,457,658)
Carrying value	$7,175,597	$3,384,089

May 2020 Financing $3,000,000 Face Value

On May 8, 2020, the Company entered into a securities purchase agreement with certain institutional investors (collectively, the “May 2020 Investors”) pursuant to which the Company issued convertible notes in an aggregate principal amount of $3 million for an aggregate purchase price of $2.7 million (May 2020 Notes”). In connection with the issuance of the Notes, the Company issued to the May 2020 Investors warrants to purchase an aggregate of 7,600,000 shares of Common Stock (collectively, the “Warrants”) and 7.5 shares of series G convertible preferred stock (the “Series G Preferred Stock”). The Notes maturity date of May 8, 2021 was extended to May 8, 2023, unless earlier converted. The Notes accrue interest at a rate of 8% per annum, subject to increase to 20% per annum upon and during the occurrence of an event of default. Interest is payable in cash on a quarterly basis beginning on December 31, 2020. The May 2020 Notes are convertible at any time, at the holder’s option, into shares of our common stock at an initial conversion price of $0.25 per share, subject to certain beneficial ownership limitations (with a maximum ownership limit of 9.99%) and subject to a decrease in the conversion price to the greater of (i) $0.01 or (ii) 75% of the volume-weighted average price ("VWAP") of the Common Stock for the immediately preceding five (5) Trading Days on the date of conversion. The conversion price is also subject to adjustment due to certain events, including stock dividends, and stock splits. The Notes may be redeemed by the Company, in its sole discretion, in an amount equal to 110% of the principal amount, interest and any other amounts owed under the Notes, subject to certain limitations.

Each Warrant is exercisable for a period of two years from the date of issuance at an initial exercise price of $0.50 per share, subject to certain beneficial ownership limitations (with a maximum ownership limit of 9.99%). The exercise price is also subject to adjustment due to certain events, including stock dividends, stock splits and in connection with the issuance by the Company of common stock or common stock equivalents at an effective price per share lower than the exercise price then in effect.

A Registration Rights Agreement was executed and is effective with the SEC in connection with the issuance of the Notes and Warrants. If we fail to maintain the effectiveness of the registration statement until all of such shares of common stock have been sold or are otherwise able to be sold pursuant to Rule 144 under the Securities Act of 1933, as amended, without any volume or manner of sale restrictions, then the Company will be obligated to pay to the May 2020 Investors liquidated damages equal to then, in addition to any other rights the May 2020 Investors may under applicable law, upon the occurrence of any such event and on each monthly anniversary of thereafter until the event is cured, the Company shall pay to the May 2020 Investors an amount in cash equal to their pro rata portion of $50,000, provided such amount shall increase by $25,000 on every thirty (30) day anniversary, until such events are satisfied.

April 30, 2020 Sutton Global Note $227,525 Face Value

On April 30, 2020, the former CEO converted his payable into a convertible note with a face value of $300,000. The note has a coupon rate of 6% and a maturity date of December 31, 2021. The note is convertible at a rate of $0.0005 per share. Since the note added a conversion option, it resulted in a debt modification requiring the Company to record a loss on modification of debt in the amount of $98,825. On March 25, 2021, Sutton Global Associates converted $149,000 in principal and $12,125 in accrued interest into 644,499 shares of the company common stock. The remaining note balance was subsequently sold to an unrelated party.

Notes issued between August 25, 2020 and September 14, 2020 Aggregate $725,333 Face Value

Between August 25, 2020 and September 14, 2020, the Company issued convertible notes in an aggregate principal amount of $436,444 for an aggregate purchase price of $395,000. In connection with the issuance of the Notes, the Company issued warrants to purchase an aggregate of 872,887 shares of Common Stock. The notes have a coupon rate of 8% and a maturity date of one year. Throughout 2021, the entire principal amount of $436,444 was converted in various transactions into a total of 1,862,146 shares of common stock.

On August 27, 2020, a related party reassigned $288,889 in principal to an unrelated party. On March 24, 2021, this party converted $288,889 in principal and $13,297 in accrued interest into 1,208,743 shares of common stock.

November 2020 Financing $3,888,889 Face Value

On November 3, 2020, the Company entered into a securities purchase agreement with funds affiliated with Arena Investors LP (the “November 2020 Investors”) pursuant to which it issued convertible notes in an aggregate principal amount of $3.9 million for an aggregate purchase price of $3.5 million (collectively, the “November 2020 Notes” and together with the May 2020 Notes, the “Notes”). In connection with the issuance of the November 2020 Notes, we issued to the November 2020 Investors 903,226 shares of common stock. The November 2020 Notes are convertible at any time, at the holder’s option, into shares of our common stock at a conversion price of $0.25 per share. The Notes maturity was extended from November 3, 2023, to November 3, 2024.

May 2021 Financing $5,610,000 Face Value

On May 19, 2021, the Company entered into a securities purchase agreement with funds affiliated with Arena Investors LP (the “May 2021 Investors”) pursuant to which it issued convertible notes in an aggregate principal amount of $5.6 million for an aggregate purchase price of $5 million (“May 2021 Notes”). In connection with the issuance of the May 2021 Notes, we issued to the May 2021 Investors warrants to acquire 1,870,000 shares of common stock. The May 2021 Notes are convertible at any time, at the holder’s option, into shares of our common stock at a conversion price of $3.00 per share. The May 2021 Notes mature on May 19, 2024.

A Registration Rights Agreement was executed in connection with the issuance of the May 2021 Notes. If we fail to have the registration statement filed within 3 months of the closing date, declared effective within 6 months of the closing date or if we fail to maintain the effectiveness of the registration statement until all of such shares of common stock have been sold or are otherwise able to be sold pursuant to Rule 144 under the Securities Act of 1933, as amended, without any volume or manner of sale restrictions, then the Company will be obligated to pay to the investors liquidated damages equal to then, in addition to any other rights the Holders may have hereunder or under applicable law, upon the occurrence of any such event and on each monthly anniversary of thereafter until the event is cured, the Company shall pay to the investors an amount in cash equal to their pro rata portion of $75,000 per month until such events are satisfied. The investors agreed to waive any penalties that would be due and payable through May 15, 2022.

All convertible notes excluding the April 2020 Sutton Global Note rank senior to all current and future indebtedness of the Company and are secured by substantially all of the assets of the Company.

Based on the above, the Company allocated the face value, on the date of issuance, as follows:

	May 8, 2020 Notes	Sutton Global	August 25, 2020 - September 14, 2020 Notes	November 2020 Financing	May 2021 Financing	Total

Original issue discount	$300,000	$-	$41,444	$388,889	$610,000	$1,340,333
Beneficial conversion feature	-	-	87,289	3,286,585	-	3,373,874
Series G convertible preferred stock (a)	2,361,099	-	-	-	-	2,361,099
Warrants (equity)	120,017	-	238	-	2,654,302	2,774,557
Common stock	-	-	-	213,415	-	213,415
Day one derivative expense	(529,537)	-	-	-	-	(529,537)
Derivative expense	748,421	-	-	-	-	748,421
Convertible promissory note, carrying value	-	300,000	307,473	-	2,345,698	2,953,171
Face value	$3,000,000	$300,000	$436,444	$3,888,889	$5,610,000	$13,235,333

(a) For the May 8, 2020 notes, the value assigned to the Series G convertible preferred stock and warrants were based on their relative fair values

The Company has accounted for all convertible notes payable as a financing transaction, wherein the net proceeds that were received were allocated to the financial instrument issued. Prior to making the accounting allocation, the Company evaluated the notes under ASC 815, which generally requires the analysis of embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. None of the terms and features embedded in the notes required bifurcation and liability classification.

We analyzed the detachable warrants under ASC 480 and ASC 815. The warrants did not fall under the guidance of ASC 480. After analyzing the warrants under ASC 815, it was determined that the warrants met all of the requirements for equity classification under guidance of ASC 815-40-25-1 through 6.

Amortization of debt discount and accrued interest

For the year ended December 31, 2021, the Company recorded $2,301,655 in amortization of debt discount. The amount of unamortized discount as of December 31, 2021 was $5,389,693. The company recorded $855,579 in annual interest expenses of which $183,067 remains on the balance sheet as accrued interest. In connection with the financing, the Company paid $30,000 in debt issue costs. These costs were recorded as a contra-liability and have been fully amortized over the life of the loan. For the year ended December 31, 2021 the Company recorded $10,438 in amortization of debt issue costs.

For the year ended December 31, 2020, the Company recorded $2,667,733 in amortization of debt discount. The amount of unamortized discount and debt issue costs as of December 31, 2020 was $4,457,658. The company recorded $244,529 in annual interest expense of which $129,271 remains on the balance sheet as accrued interest. In connection with the financing, the Company paid $30,000 in debt issue costs. These costs were recorded as a contra-liability and will be amortized over the life of the loan. For the years ended December 31, 2020 the Company recorded $19,562 in amortization of debt issue costs.